Note 21 - Segment Information (Detail) - Summary of Operating Segment net Sales and Operating Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Segment Net Sales	$ 97,666	$ 124,283	$ 137,789
Operating Segment Operating Income (Loss)	(27,970)	7,104	22,442
Net Sales [ Member] | Integrated Circuit Group [Member]
Operating Segment Net Sales	97,666	124,283	137,789
Net Sales [ Member] | Network Secrurity Group [Member]
Operating Segment Net Sales	825	202	1,946
Net Sales [ Member] | Total [Member]
Operating Segment Net Sales	98,491	124,485	139,735
Income (Loss) From Operations [Member] | Integrated Circuit Group [Member]
Operating Segment Operating Income (Loss)	(27,970)	7,104	22,442
Income (Loss) From Operations [Member] | Network Secrurity Group [Member]
Operating Segment Operating Income (Loss)	767	(88)	(9,591)
Income (Loss) From Operations [Member] | Total [Member]
Operating Segment Operating Income (Loss)	$ (27,203)	$ 7,016	$ 12,851